Accounting Principles - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Software licenses | Bottom of range [Member]
Accounting Principles
Expected useful life of intangible assets	1 year
Software licenses | Top of range [Member]
Accounting Principles
Expected useful life of intangible assets	5 years
Library of compounds
Accounting Principles
Expected useful life of intangible assets	13 years